CONSIDERATION PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Consideration Payable
SCHEDULE OF CONSIDERATION PAYABLE

The following table summarizes the consideration payable to Glencore.

	December 31, 2025	December 31, 2024
	$	$
Base purchase price (note 10(a))	-	34,625
Contingent value rights (note 10(b))	20,243	10,158
Balance, end of year	20,243	44,783
Less: current portion	-	(10,000)
Non-current portion	20,243	34,783

SCHEDULE OF CONSIDERATION PAYABLE AT FAIR VALUE AT INCEPTION RESULTING IN A GAIN ON MODIFICATION

	BPP (a)	CVRs (b)	Deferred cash consideration (c)	Royalties payable (c)	Other payables (c)	Total
	$	$	$	$	$	$
Balance, December 31, 2023	-	-	91,619	15,102	56,267	162,988
Accretion (Note 17)	-	-	976	18	584	1,578
Gain on adjustment to consideration payable	29,925	1,386	(92,595)	(15,120)	(56,851)	(133,255)
Loss on change in fair value of consideration payable	4,700	8,772	-	-	-	13,472
Balance, December 31, 2024	34,625	10,158	-	-	-	44,783
Less: current portion	(10,000)	-	-	-	-	(10,000)
Non-current portion	24,625	10,158	-	-	-	34,783

Balance, December 31, 2024	34,625	10,158	-	-	-	44,783
Loss on change in fair value of consideration payable	5,375	10,085	-	-	-	15,460
Payment of base purchase price obligation	(40,000)	-	-	-	-	(40,000)
Balance, December 31, 2025	-	20,243	-	-	-	20,243
Less: current portion	-	-	-	-	-	-
Non-current portion	-	20,243	-	-	-	20,243